SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS:

a. On February 11, 2022, the Company entered into an Open Market Sale AgreementSM with Jefferies LLC, or Jefferies, to offer and sell from time to time its ordinary shares, NIS 0.01 par value, having an aggregate offering price of up to $50.0 million. As of March 23, 2022, no shares were sold under this ATM facility.

b. Effective February 13, 2022, the board of directors of Vascular Biogenics Ltd. (VBL) approved the adoption of the Inducement Plan (2022) to reserve an additional two million (2,000,000) of VBL’s ordinary shares, NIS 0.01 par value per ordinary share, to be exclusively for grants of awards to individuals who were not previously employees or non-employee directors of VBL (or following a bona fide period of non-employment with VBL), as an inducement material to each such individual’s entry into employment with VBL within the meaning of Rule 5635(c)(4) of the Nasdaq Listing Rules (Rule 5635(c)(4)). The Inducement Plan (2022) was approved by the board of directors without shareholder approval pursuant to Rule 5635(c)(4).The term of each option granted under this plan shall be fixed by the Board, but no option shall be exercisable more than 10 years form the date of its grant.

c. In February 2022, the 615,366 shares that were classified as redeemable shares in 2021 were no longer subject to redemption and classified as shareholders’ equity in the first quarter of 2022, see note 9.